Condensed consolidated cash flow statement - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement [LineItems]
Result before tax from continuing operations		€ (136)	€ (186)
Result before tax from discontinued operations		0	364
Impairment loss on measurement of disposal group		0	(385)
Result before tax from continuing operations and discontinued operations		(136)	(206)
Results from financial transactions		(12,642)	(10,681)
Amortization and depreciation		(38)	(134)
Impairment losses		72	113
Results from (re)insurance contracts and investment contracts with discretionary participating features		9,921	9,608
Income from joint ventures		(115)	(107)
Income from associates		(36)	(1)
Release of cash flow hedging reserve		(60)	(58)
Other		157	652
Adjustments of non-cash items		(2,740)	(547)
Investment contracts without discretionary participating features		7,155	5,561
Accrued expenses and other liabilities		(601)	(324)
Accrued income and prepayments		(580)	344
Changes in accruals		5,974	5,581
Insurance contracts		(6,263)	(6,006)
Investment contracts with discretionary participating features		(1,182)	(893)
Reinsurance contracts held		947	762
Purchase of investments (other than money market investments)		(20,387)	(25,920)
Purchase of derivatives		(252)	(833)
Disposal of investments (other than money market investments)		22,442	27,991
Disposal of derivatives		202	(298)
Net change in cash collateral		(449)	1,008
Net purchase of money market investments		2,514	400
Cash flow movements on operating items not reflected in income		(2,429)	(3,790)
Tax (paid) / received		(17)	5
Other		(5)	17
Other cash flows from operating activities		(23)	22
Net cash flows from operating activities		647	1,061
Purchase of individual intangible assets (other than future servicing rights)		(5)	(13)
Purchase of equipment and real estate for own use		(22)	(28)
Acquisition of subsidiaries, net of cash		(41)	(30)
Acquisition / capital contributions joint ventures and associates		(2)	(201)
Disposal of equipment		1	48
Disposal of subsidiaries and businesses, net of cash		0	235
Disposal joint ventures and associates		11	12
Dividend received from joint ventures and associates		171	108
Net cash flows from investing activities		112	130
Purchase of treasury shares		(720)	(243)
Proceeds from TRUPS1, subordinated loans and borrowings	[1]	701	2,463
Repayment of TRUPS1, subordinated loans and borrowings	[1]	(909)	(3,392)
Dividends paid		0	(232)
Coupons on perpetual securities		(35)	(33)
Payment of lease liabilities		(19)	(20)
Change in ownership non-controlling interests		2	(13)
Net cash flows from financing activities		(979)	(1,470)
Net increase / (decrease) in cash and cash equivalents	[2]	(221)	(279)
Net cash and cash equivalents at the beginning of the reporting period		4,074	8,486
Effects of changes in exchange rate		44	(20)
Net cash and cash equivalents at the end of the reporting period		3,898	8,188
Cash classified as Assets held for sale		4	4,460
Bank overdrafts		0	(27)
Cash and cash equivalents in balance sheet		€ 3,894	€ 3,755

[1]	Trust pass-through securities
[2]	Included in net increase / (decrease) in cash and cash equivalents are interest received EUR 1,966 million (2023: EUR 3,030 million), dividends received EUR 1,477 million (2023: EUR 1,326 million) and interest paid EUR 214 million (2023: EUR 298 million). All included in operating activities except for dividend received from joint ventures and associates EUR 171 million (2023: EUR 108 million).